PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Schedule of property, equipment and software, net

	As of December 31
	2011	2012
Equipment and office furniture	11,714	10,875
Leasehold improvements	2,894	2,734
Mask and tooling	1,758	661
Motor vehicles	1,506	1,398
Purchased software	3,614	3,352
Construction in progress	9,891	18,017
	31,377	37,037
Less: accumulated depreciation	(15,368)	(15,015)
impairment loss	(1,743)	(1,565)
	14,266	20,457